Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Customer receivables	$ 456,508	$ 408,551
Other current receivables	7,668	9,310
Accounts Receivable, gross	464,176	417,861
Less allowances	(6,266)	(6,940)
Total	$ 457,910	$ 410,921